Shareholders' Equity - Schedule of Share Capital Transactions Relating To Common Shares A (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Final dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend	(15,274)		(32,874)
Share buyback program	19,452		32,874
Interim dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend	(17,314)	(22,947)	(35,370)
Share buyback program	21,532	24,029	43,150